Debt instruments (Tables)	12 Months Ended
Dec. 31, 2023
Bank borrowings
Schedule of debt instruments

Debt instruments comprise the following at December 31:

	2023	2022
	US$'000	US$'000
Notes carried at amortized cost (financial liability)
Secured Reinstated Senior Notes	150,010	349,704
Accrued coupon interest	5,805	13,569

Notes carried at amortized cost (financial asset)
Secured Reinstated Senior Notes	995	19,048
Accrued coupon interest	40	783

Total net debt instruments	154,780	343,442

Amount due for settlement within 12 months	5,765	12,787
Amount due for settlement after 12 months	149,015	330,655
Total	154,780	343,442